Subsequent Events	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENT [Abstract]
Subsequent Event

25.           SUBSEQUENT EVENTS

The Company performed an evaluation of subsequent events through March 28, 2019, which is the date the financial statements were issued, and did not identify any material events or transactions that would require adjustment to or disclosure in the financial statements.